Fair Value Measurements - Summary of Plan"s Investments measured at Fair Value on Recurring Basis (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,141,150,487	$ 1,022,065,904
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	464,064,591	409,083,884
Active Markets for Identical Assets (Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	55,038,164	51,687,972
Active Markets for Identical Assets (Level 1) | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,269,633	2,238,600
Active Markets for Identical Assets (Level 1) | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	57,307,797	53,926,572
Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	406,756,794	355,157,312
Level 1, Level 2 and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	464,064,591	409,083,884
Level 1, Level 2 and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	55,038,164	51,687,972
Level 1, Level 2 and Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,269,633	2,238,600
Level 1, Level 2 and Level 3 | Common Stock and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	57,307,797	53,926,572
Level 1, Level 2 and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	406,756,794	355,157,312
Fair Value Measured at NAV Per Share | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 677,085,896	$ 612,982,020